STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development expenses		$ (2,860)	$ (354)	$ (136)
General and administrative expenses		(4,348)	(1,317)	(553)
Operating loss		(7,208)	(1,671)	(689)
Financial expense, net		(32)	(2,162)	(590)
Loss before taxes		(7,240)	(3,833)	(1,279)
Tax expenses		(6)	(220)	0
Net loss and comprehensive loss		$ (7,246)	$ (4,053)	$ (1,279)
Basic and diluted net loss per share	[1]	$ (0.74)	$ (1.25)	$ (4.17)
Weighted average number of shares of ordinary share used in computing basic and diluted net loss per share	[1]	9,812,234	3,243,943	576,556

[1]	Share and per share data is presented on a retroactive basis to reflect the reverse share split, refer to note 1(c).